Provisions for employee benefits (Details 5)	Dec. 31, 2018	Dec. 31, 2017
Bottom of range [member]
Statement [Line Items]
Rate of compensation increase	1.50%
Rate of price inflation	0.80%
Life expectations on retirement at age 65	13
Top of range [member]
Statement [Line Items]
Rate of compensation increase	16.50%
Rate of price inflation	16.00%
Life expectations on retirement at age 65	25
Foreign defined benefit plan [Member] | Bottom of range [member]
Statement [Line Items]
Discount rate	0.80%	0.60%
Rate of compensation increase	1.50%	1.50%
Rate of price inflation	0.80%	0.60%
Life expectations on retirement at age 65	13	13
Foreign defined benefit plan [Member] | Top of range [member]
Statement [Line Items]
Discount rate	18.00%	15.50%
Rate of compensation increase	16.50%	13.50%
Rate of price inflation	16.00%	14.80%
Life expectations on retirement at age 65	25	24
FISDE and other foreign medical plans [Member]
Statement [Line Items]
Discount rate	1.50%	1.50%
Rate of price inflation	1.50%	1.50%
Life expectations on retirement at age 65	24	24
Other benefit plans [Member]
Statement [Line Items]
Rate of price inflation	1.50%	1.50%
Other benefit plans [Member] | Bottom of range [member]
Statement [Line Items]
Discount rate	0.20%	0.00%
Other benefit plans [Member] | Top of range [member]
Statement [Line Items]
Discount rate	1.50%	1.50%
Italian defined benefit plans [Member]
Statement [Line Items]
Discount rate	1.50%	1.50%
Rate of compensation increase	2.50%	2.50%
Rate of price inflation	1.50%	1.50%